Document and Entity Information	Dec. 30, 2025
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Dec. 30, 2025
Entity Registrant Name	Apple Inc.
Entity Incorporation, State or Country Code	CA
Entity File Number	001-36743
Entity Tax Identification Number	94-2404110
Entity Address, Address Line One	One Apple Park Way
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	996-1010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000320193
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	AAPL
Security Exchange Name	NASDAQ
1.625% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.625% Notes due 2026
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
2.000% Notes due 2027 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.000% Notes due 2027
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
1.375% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2029
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.050% Notes due 2029 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.050% Notes due 2029
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
0.500% Notes due 2031 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2031
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
3.600% Notes due 2042 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	3.600% Notes due 2042
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ